Shareholder Report, Line Graph (Details) 74300065500_Franklin Allocation VIP Fund_Class 2_TSR Annual {Class 2} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name											Class 2
Accumulated Value	$ 17,999	$ 16,490	$ 14,388	$ 17,128	$ 15,337	$ 13,725	$ 11,451	$ 12,674	$ 11,318	$ 10,000	$ 20,267
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Linked Allocation VIP Fund Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Allocation VIP Fund Benchmark
Accumulated Value	20,623	18,565	15,992	18,814	16,676	14,808	11,981	12,822	10,698	10,000	$ 23,991
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000	$ 39,827
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000	$ 12,199
MSCI World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World ex-U.S. Index-NR
Accumulated Value	$ 17,222	$ 16,449	$ 13,947	$ 16,273	$ 14,449	$ 13,430	$ 10,964	$ 12,762	$ 10,275	$ 10,000	$ 22,708